Share Capital (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Reserve Quantities [Line Items]
Common shares outstanding		3,773,689
Number of common shares issued	385,417
Loss on debt settlement		$ (4,942)
Novicius Subco [Member]
Reserve Quantities [Line Items]
Share Capital description		Company assigned CAD$369,508 ($279,888) of indebtedness to Novicius Subco which was subsequently converted (the “Debt Conversion”) into 839,790 units of Novicius Subco at CAD$0.44 per unit (the “Debt Conversion Units”). Each Debt Conversion Unit was comprised of one common share of Novicius Subco (a “Debt Conversion Share”) and one Novicius Subco purchase warrant (“Novicius Subco Warrants”). In accordance with the Definitive Agreement, upon close of the Transaction, the Debt Conversion Shares were exchanged for 839,790 common shares of the Company and the 839,790 Novicius Subco Warrants were exchanged, without additional consideration or action, for the same number of warrants of the Company. Of the deemed proceeds of the Debt Conversion Units of $279,888 related to the assigned indebtedness, $200,651 were assigned to the common shares of Novicius Subco and $79,237 were allocated to the Novicius Subco Warrants.
Grown Rogue Canada [Member]
Reserve Quantities [Line Items]
Share Capital description		Grown Rogue Canada, completed a brokered private placement of 6,193,917 subscription receipts (the “Brokered Subscription Receipts”) for gross proceeds of CAD$2,725,323 ($2,064,377). Under its terms, each Brokered Subscription Receipt is automatically converted and immediately cancelled, without any further action by the holder of such Brokered Subscription Receipt, and for no additional consideration, into one unit of Grown Rogue Canada (the “Grown Rogue Canada Units”) upon the satisfaction of the following conditions, among others: (a) the completion of the acquisition of all outstanding units of Grown Rogue by the Company; (b) requisite shareholder and regulatory approvals of the Transaction including, but not limited to, conditional approval of the Exchange for the listing of the Shares issuable in connection thereto; and (c) all documents and instruments have been tabled for the concurrent closing of the Transaction (the “Closing”). Each Grown Rogue Canada Unit consists of one share in the capital of Grown Rogue Canada (the “Grown Rogue Canada Shares”) and one Grown Rogue Canada common share purchase warrant (the “Grown Rogue Canada Warrants”).The Grown Rogue Canada Shares and Grown Rogue Canada Warrants issued upon conversion of the Brokered Subscription Receipts were immediately exchanged, without additional consideration or action, for common shares and warrants of the Company upon close of the Transaction. Of the gross proceeds of $2,064,377, $584,430 was allocated to the Grown Rogue Canada Warrants.
Cash commissions and expenses		$ 200,567
Transaction cost		$ 63,311
G R Unlimited [Member]
Reserve Quantities [Line Items]
Number of common shares issued		60,746,202	6,600,000
G R Unlimited [Member] | Director [Member]
Reserve Quantities [Line Items]
Number of common shares issued		100,000
Fair value of common shares		$ 23,860
G R Unlimited [Member] | Director [Member] | Various Service Agreements [Member]
Reserve Quantities [Line Items]
Number of common shares issued		1,035,500
Fair value of common shares		$ 255,360
G R Unlimited [Member] | Director [Member] | Various Debt Settlement Agreements [Member]
Reserve Quantities [Line Items]
Number of common shares issued		530,818
Fair value of common shares		$ 121,587
Loss on debt settlement		$ 4,942